HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Hedges of net investment in foreign operations [abstract]
Net OCI account	$ (16,878)	$ 14,706
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			$ 989,882	$ 900,600
Amount of hedge by financial liabilities in foreign currency			(969,311)	(895,532)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	291,397	921,862
Current amount hedging non-derivative instrument	61,789	(551,798)
Current amount hedging derivative instrument	(230,847)	(230,847)
Net OCI account	122,339	139,217
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Net OCI account	(6,502)	4,133
Multi Financial Holding | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			459,514	425,506
Amount of hedge by financial liabilities in foreign currency			(450,000)	(425,000)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	(50,900)	255,147
Current amount hedging non-derivative instrument	101,526	(198,019)
Current amount hedging derivative instrument	(435)	(435)
Net OCI account	50,191	56,693
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Net OCI account	(4,499)	5,281
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			181,057	164,562
Amount of hedge by financial liabilities in foreign currency			(170,000)	(160,000)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	184,605	296,219
Current amount hedging non-derivative instrument	133,803	26,688
Current amount hedging derivative instrument	(230,412)	(230,412)
Net OCI account	87,996	92,495
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			49,966	41,635
Amount of hedge by financial liabilities in foreign currency			(49,966)	(41,635)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	37,357	67,239
Current amount hedging non-derivative instrument	(37,357)	(67,239)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			96,872	72,835
Amount of hedge by financial liabilities in foreign currency			(96,872)	(72,835)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	42,625	97,230
Current amount hedging non-derivative instrument	(42,625)	(97,230)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Net OCI account		1
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			26,365	26,365
Amount of hedge by financial liabilities in foreign currency			(26,365)	(26,365)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	25,733	42,385
Current amount hedging non-derivative instrument	(25,732)	(42,384)
Net OCI account	1	1
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Net OCI account	(5,877)	5,291
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			31,888	31,888
Amount of hedge by financial liabilities in foreign currency			(31,888)	(31,888)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	3,037	24,249
Current amount hedging non-derivative instrument	(18,886)	(34,221)
Net OCI account	(15,849)	(9,972)
Gas Natural de Lima y Callao SAC - Calidda [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			115,385	108,974
Amount of hedge by financial liabilities in foreign currency			(115,385)	(108,974)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	53,607	125,255
Current amount hedging non-derivative instrument	(53,607)	(125,255)
Promigas Per S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			4,820	4,820
Amount of hedge by financial liabilities in foreign currency			(4,820)	(4,820)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	428	3,571
Current amount hedging non-derivative instrument	(428)	(3,571)
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			24,007	24,007
Amount of hedge by financial liabilities in foreign currency			(24,007)	(24,007)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	(5,093)	10,561
Current amount hedging non-derivative instrument	5,093	(10,561)
Promigas Panam Corporation | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount				0
Amount of hedge by financial liabilities in foreign currency				0
Hedges of net investment in foreign operations [abstract]
Current amount hedged item		2
Current amount hedging non-derivative instrument		(2)
Promigas USA INC | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			8	8
Amount of hedge by financial liabilities in foreign currency			$ (8)	$ (8)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	(2)	4
Current amount hedging non-derivative instrument	$ 2	$ (4)